Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Summary of PME Multi-Employer Plan

PME multi-employer plan	2013	2012	2011
NXP’s contributions to the plan	51	53	59
(including employees’ contributions)	3	4	2
Average number of NXP’s active employees participating in the plan	3,133	3,229	3,256
NXP’s contribution to the plan exceeded more than 5 percent of the total contribution (as of December 31 of the plan’s year end)	No	No	No

Summary of Changes in Pension Benefit Obligations and Defined-Benefit Pension Plan Assets

The table below provides a summary of the changes in the pension benefit obligations and defined-benefit pension plan assets for 2013 and 2012, associated with the Company’s dedicated plans, and a reconciliation of the funded status of these plans to the amounts recognized in the consolidated balance sheets.

	2013	2012
Projected benefit obligation
Projected benefit obligation at beginning of year	419	342
Additions	—	—
Service cost	12	11
Interest cost	15	14
Actuarial (gains) and losses	(23)	60
Curtailments and settlements	—	(2)
Benefits paid	(24)	(18)
Exchange rate differences	7	12

Projected benefit obligation at end of year	406	419

Plan assets
Fair value of plan assets at beginning of year	162	147
Actual return on plan assets	5	14
Employer contributions	21	14
Benefits paid	(24)	(18)
Exchange rate differences	6	5

Fair value of plan assets at end of year	170	162

Funded status	(236)	(257)

Classification of the funded status is as follows
– Prepaid pension cost within other non-current assets	18	13
– Accrued pension cost within other non-current liabilities	(245)	(260)
– Accrued pension cost within accrued liabilities	(9)	(10)

Total	(236)	(257)

Accumulated benefit obligation
Accumulated benefit obligation for all Company-dedicated benefit pension plans	370	364

Plans with assets less than accumulated benefit obligation
Funded plans with assets less than accumulated benefit obligation
– Fair value of plan assets	17	24
– Accumulated benefit obligations	56	65
– Projected benefit obligations	84	85
Unfunded plans
– Accumulated benefit obligations	179	174
– Projected benefit obligations	187	194

Amounts recognized in accumulated other comprehensive income (before tax)
Total AOCI at beginning of year	22	(30)
– Net actuarial loss (gain)	(21)	52
– Exchange rate differences	1	—

Total AOCI at end of year	2	22

Summary of Weighted Average Assumptions Used to Calculate Projected Benefit Obligations and Net Periodic Pension Cost

The weighted average assumptions used to calculate the projected benefit obligations were as follows:

	2013	2012
Discount rate	3.7%	3.5%
Rate of compensation increase	2.3%	2.4%

The weighted average assumptions used to calculate the net periodic pension cost were as follows:

	2013	2012	2011
Discount rate	3.5%	4.4%	4.3%
Expected returns on plan assets	4.0%	4.1%	4.2%
Rate of compensation increase	2.4%	3.1%	3.1%

Components of Net Periodic Pension Costs

The components of net periodic pension costs were as follows:

	2013	2012	2011
Service cost	12	11	12
Interest cost on the projected benefit obligation	15	14	15
Expected return on plan assets	(7)	(6)	(6)
Amortization of net (gain) loss	1	—	—
Curtailments & settlements	—	(2)	(1)
Other	—	1	—

Net periodic cost	21	18	20

Summary of Actual Pension Plan Assets Allocation and Classification

The actual pension plan asset allocation at December 31, 2013 and 2012 is as follows:

	2013	2012
Asset category:
Equity securities	32%	26%
Debt securities	53%	58%
Insurance contracts	—	3%
Other	15%	13%

	100%	100%

The following table summarizes the classification of these assets.

	2013			2012
	Level I	Level II	Level III	Level I	Level II	Level III
Equity securities	1	51	—	3	38	—
Debt securities	15	66	—	20	68	—
Other	13	7	4	13	4	3

	29	124	4	36	110	3

Summary of Estimated Future Pension Benefit Payments	The following benefit payments are expected to be made (including those for funded plans):

2014	16
2015	14
2016	15
2017	15
2018	17
Years 2019-2023	107